Note 7 - Income Taxes - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss before income tax	$ 21,842	$ 36,117	$ 64,638
Expected income tax benefit	4,566	7,585	13,574
Tax rate difference	(1,800)	(2,253)	(3,796)
Non-deductible expenses	20	812	(788)
Research tax credits	359	1,437	1,096
Non-taxable income	0	0	21
Tax preference	(336)	(667)	3,755
Others	389	(216)	(262)
Current and deferred tax rate differences	383	672	0
Stock Compensation Expense - Windfall	(807)	0	0
R&D super deduction	409	389	0
Interest expenses	(523)	(315)	0
Change in valuation allowance	(2,766)	(7,607)	(17,170)
Total income tax (expenses)	$ (106)	$ (163)	$ (3,570)